Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income		$ 161,233	$ 138,091
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1]	145,450	137,309
Bad debt expense (recovery), net		537	(1,210)
Container write-off (recovery) from lessee default, net		241	(5,753)
Unrealized loss (gain) on financial instruments, net		122	(4,598)
Amortization of unamortized debt issuance costs and accretion of bond discounts	[1]	5,206	4,576
Debt termination expense	[1]		3,212
Gain on sale of owned fleet containers, net		(39,126)	(31,194)
Share-based compensation expense		3,498	2,716
Changes in operating assets and liabilities		107,068	30,865
Total adjustments		222,996	135,923
Net cash provided by operating activities		384,229	274,014
Cash flows from investing activities:
Purchase of containers and fixed assets		(257,082)	(962,729)
Payments on container leaseback financing receivable		(468,252)	(6,425)
Proceeds from sale of containers and fixed assets		91,292	62,479
Receipt of principal payments on container leaseback financing receivable		30,098	15,278
Net cash used in investing activities		(603,944)	(891,397)
Cash flows from financing activities:
Proceeds from debt		844,650	2,706,774
Payments on debt		(483,313)	(1,986,861)
Payment of debt issuance costs			(14,469)
Proceeds from container leaseback financing liability, net			11,534
Principal repayments on container leaseback financing liability, net		(398)	(227)
Issuance of preferred shares, net of underwriting discount			145,275
Purchase of treasury shares		(81,603)	(29,193)
Issuance of common shares upon exercise of share options		3,979	3,924
Dividends paid on common shares		(23,858)
Dividends paid on preferred shares		(9,938)	(1,808)
Purchase of noncontrolling interest			(21,500)
Other			(212)
Net cash provided by financing activities		249,519	813,237
Effect of exchange rate changes		(236)	(41)
Net increase in cash, cash equivalents and restricted cash		29,568	195,813
Cash, cash equivalents and restricted cash, beginning of the year		282,572	205,165
Cash, cash equivalents and restricted cash, end of the period		312,140	400,978
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss and settlement of derivative instruments		66,344	67,876
Income taxes paid		140	406
Receipt of payments on finance leases, net of income earned		95,712	33,630
Supplemental disclosures of noncash operating activities:
Receipt of marketable securities from a lessee			5,789
Right-of-use asset for leased properties			272
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases		3,604	111,589
Containers placed in finance leases		$ 169,620	$ 454,737

[1]	Amounts for the period ended June 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).